[First Ameritas Life Insurance Corp. of New York Logo]

Donald R. Stading
Vice President, Secretary and General Counsel
--------------------------------------------------------------------------------
(402) 467-7465 (Direct)                    5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                    P.O. Box 82550/ Lincoln, NE / 68501-2550
                                                                  (402) 467-1122

April 30, 2002

                                                Transmitted via EDGAR on 4/30/02


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE: First Ameritas Life Insurance Corp. of New York (Depositor) First Ameritas Variable Life Separate Account (Registrant) File No. 333-39110
         Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2002, for First Ameritas Variable Life Separate Account ("Separate Account"), File No. 333-39110, as otherwise required by Rule 497(b) under the Securities Act of 1933, First Ameritas Life Insurance Corp. of New York, on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-39110 on Form S-6 filed with the SEC April 19, 2002, and

     2. The text of Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-39110 on Form S-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7465.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Vice President, Secretary
and General Counsel